Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Borrowings	20 Borrowings
Recognition and measurement
Borrowings are recognised initially at fair value, net of transaction costs incurred, and are subsequently measured at amortised cost. Our policy is to predominantly borrow in US dollars (USD) at floating interest rates, either directly or through the use of derivatives, as:
–the majority of our sales are in USD
–historically a lower cost of borrowing has been observed from maintaining a floating rate exposure
–historically there has been a correlation between interest rates and commodity prices.
For bonds with fixed interest rates, we generally enter into interest rate swaps to convert them to floating rates. The tenor of the interest rate swaps is sometimes shorter than the tenor of the bond which means we remain exposed to long-term fixed-rate funding. As interest rate swaps mature, new medium dated swaps are generally transacted to maintain this floating rate exposure; however, we may elect to maintain a proportion of fixed-rate funding after considering market conditions, the cost and form of funding and other related factors.
We have designated the swaps to be in fair value hedge relationships with the corresponding period of future interest payments of the respective debt.
Where we borrow non-US denominated debt, we generally enter into cross-currency interest rate swaps to convert the principal and fixed interest coupon to a USD nominal with a USD interest coupon.
20 Borrowings continued
Borrowings
The characteristics and carrying value of the Group’s borrowings at 31 December are summarised below.

	Carrying value 2024 US$m	Carrying value 2023 US$m	Nominal value of hedged item 2024 US$m	Nominal value of hedged item 2023 US$m	Weighted average interest rate after swaps (where applicable)(b)	Swap maturity (where applicable)
Rio Tinto Finance plc Euro Bonds 2.875% due 2024(a)(b)(c)	–	452	–	463
Rio Tinto Finance (USA) Limited Bonds 7.125% due 2028(a)(b)	780	804	750	750	3 month SOFR +3.54%	2028
Alcan Inc. Debentures 7.25% due 2028(a)(d)	101	99	100	100	6 month SOFR +3.33%	2028
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029(a)(b)(e)(f)	624	611	–	639
Alcan Inc. Debentures 7.25% due 2031(a)(b)	402	392	400	400	3 month SOFR +5.98%	2025
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033(a)(g)	646	646	650	–	6 month SOFR + 0.96%	2026/ 2033
Alcan Inc. Global Notes 6.125% due 2033(a)(b)	731	699	750	750	3 month SOFR +5.93%	2025
Alcan Inc. Global Notes 5.75% due 2035(a)(b)	287	274	300	300	3 month SOFR +5.44%	2025
Rio Tinto Finance (USA) Limited Bonds 5.2% due 2040(a)(b)(h)	1,142	1,158	1,150	200	6 month SOFR +1.18%	2033
Rio Tinto Finance (USA) plc Bonds 4.75% due 2042(a)(i)	492	492	500	–	6 month SOFR + 0.65%	2026
Rio Tinto Finance (USA) plc Bonds 4.125% due 2042	732	731	–	–
Rio Tinto Finance (USA) Limited Bonds 2.75% due 2051(a)(b)	1,103	1,098	1,250	1,250	6 month SOFR +1.57%	2028
Rio Tinto Finance (USA) plc Bonds 5.125% due 2053(a)	1,097	1,151	1,100	1,100	6 month SOFR +0.76%	2033
Oyu Tolgoi LLC MIGA Insured Loan SOFR plus 2.65% due 2032(j)(k)	603	602	–	–
Oyu Tolgoi LLC Commercial Banks “B Loan” SOFR plus 3.4% due 2032(j)(k)	1,392	1,392	–	–
Oyu Tolgoi LLC Export Credit Agencies Loan 4.72% due 2033(j)(k)	249	248	–	–
Oyu Tolgoi LLC Export Credit Agencies Loan SOFR plus 3.65% due 2034(j)(k)	816	816	–	–
Oyu Tolgoi LLC International Financial Institutions “A Loan” SOFR plus 3.78% due 2035(j)(k)	792	792	–	–
Other secured loans	93	144
Other unsecured loans	349	399
Bank overdrafts	11	1
Total borrowings(l)	12,442	13,001
Comprising:
Current borrowings	180	824
Non-current borrowings	12,262	12,177
Total borrowings(l)	12,442	13,001
(a)The fair value movements of our borrowings and interest rate swaps that are in fair value hedge relationships are included in note 9.
(b)The LIBOR reference rates derivatives were transitioned to Secured Overnight Financing Rate (SOFR) with effect from 1 July 2023 in accordance with International Swaps and Derivatives
Association (ISDA) Fallback Protocol. Weighted average interest rate after swaps for 2023 can be found in note 20 to the Financial Statements in our 2023 Annual Report.
(c)On 11 December 2024 we repaid our €417 million (nominal value) Rio Tinto Finance plc Euro Bonds on their maturity. The cash outflow relating to the repayment of the bonds and the realised loss on the derivatives have been recognised within "Repayment of borrowings and associated derivatives" in the Group cash flow statement and totalled US$546 million.
(d)In November 2024, our interest rate swap which converted our fixed coupon interest payments on this bond to 3 month SOFR +5.69%, matured. We entered into a new interest rate swap to convert our fixed coupon interest payments on this bond to 6 month SOFR + 3.33%.
(e)Rio Tinto has a US$10 billion (2023: US$10 billion) European Medium Term Note Program against which the cumulative amount utilised was US$626 million equivalent at 31 December
2024 (2023: US$1,102 million). The carrying value of these bonds after hedge accounting adjustments amounted to US$624 million (2023: US$1,063 million) in aggregate.
(f).We applied cash flow hedge accounting to this bond and the corresponding cross currency interest rate swap. The hedge is fully effective as the notional amount, maturity, payment and reset dates match. In 2019, we swapped the resulting fixed US dollar annual interest coupon payments to floating rates. Fair value hedge accounting has been applied to this relationship in addition to the pre-existing cash flow hedge. In December 2024, our existing interest rate swap on this bond matured, therefore, the bond is no longer in a hedged position.
(g)In April and October 2024 we entered into new interest rate swaps to convert our fixed coupon on this bond to 6 month SOFR +0.96%.
(h)In February, March and April 2024 we entered into a new interest rate swap to convert our fixed coupon on this bond to 6 month SOFR +1.18%.
(i)In December 2024 we entered into a new interest rate swaps to convert our fixed coupon on this bond to 6 month SOFR +0.65%.
(j)These borrowings relate to the Oyu Tolgoi LLC project finance facility and the due dates stated represent the final repayment date. The interest rates stated are pre-completion and will increase by 1.2% post-completion, which is expected to take place in 2029 subject to meeting certain conditions. Refer below on the refinancing of the facility made during 2023.
(k)Our bank borrowings in Oyu Tolgoi (OT) are subject to financial covenants which require that OT maintains a certain level of debt-equity ratio and a debt service coverage ratio. These covenants are tested at the end of each month. Based on our forecasting, we consider this risk of non-compliance with these covenants to be remote.
(l)The Group’s borrowings of US$12,442 million (2023: US$13,001 million) include US$3,945 million (2023: US$3,994 million) of subsidiary entity borrowings that are subject to various financial and general covenants with which the respective borrowers were in compliance as at 31 December 2024 and are expected to be in compliance within 12 months after the reporting date. The non-compliance with these covenants, if not remediated, would permit the lender to immediately call the loan and borrowings.
In the prior year, we refinanced the Oyu Tolgoi project finance with a syndicate of international financial institutions, export credit agencies and commercial lenders. The lenders agreed to a deferral of the principal repayments by 3 years to June 2026 and to an extension of the final maturity date by 5 years from 2030 to 2035. As part of refinancing, the debt transitioned to the SOFR benchmark to which we applied the Phase
2 IBOR reform relief under IFRS 9. The refinancing did not result in a derecognition of the drawn down amount, however we recognised an accounting loss on modification of US$123 million related to changes other than the benchmark transition and capitalised transaction costs incurred of US$50 million.